Earnings (Loss) Per Share - Schedule of Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Weighted average number of common shares - basic (in shares)	33,718,665	33,617,635	33,561,615
Dilutive effect of stock-based awards (in shares)	202,956	113,536	0
Weighted average number of common shares - diluted (in shares)	33,921,621	33,731,171	33,561,615
Net income (loss)	$ 87,317	$ 41,362	$ (52,548)
Earnings (loss) per common share:
Basic (in dollars per share)	$ 2.59	$ 1.23	$ (1.57)
Diluted (in dollars per share)	$ 2.57	$ 1.23	$ (1.57)